STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (AS RESTATED) (Parenthetical)	3 Months Ended
Dec. 31, 2020 shares
Redeemable Class A Ordinary Shares [Member]
Units Issued During Period, Shares, New Issues	30,000,000
Class B Non-redeemable Ordinary Shares [Member]
Ordinary shares, subject to forfeiture (in shares)	406,250